AS FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
ON 10/07/03

FILE NOS:
811-21405
333-107192

SECURITIES AND EXCHANGE COMMISSION
----------------------------------
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
Pre-Effective Amendment No. [ 3 ]
Post-Effective Amendment No. [ ]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 [ X ]
Amendment No. [ 3 ]

(Check appropriate box or boxes.)

TRENDSTAR INVESTMENT TRUST.
-------------------------------
(Exact name of Registrant as Specified in Charter)

7300 College Blvd. Suite 308
Overland Park, KS 66210
------------------------
(Address of Principal Executive Office)

913-661-2900
------------------
(Registrant's Telephone Number, including Area Code)

MR. DAVID D. JONES, ESQ.
DAVID JONES & ASSOC., P.C.
395 Sawdust Road, # 2148
The Woodlands, TX 77380
---------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

PROSPECTUS
Dated October 10, 2003

The TrendStar Small-Cap Fund
The TrendStar Mid-Cap Fund
The TrendStar American Endeavor Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a crime.

TrendStar Investment Trust
7300 College Blvd. Suite 308
Overland Park, KS 66210
1-888-747-4872

TABLE OF CONTENTS

ABOUT OUR FUNDS___________________________ --

Investment Objectives …………......................................................................................... --
Principal Investment Strategies ............................................................................................ --
Principal Investment Risks.................................................................................................... --
Past Performance History...................................................................................................... --
Costs of Investing in the Funds............................................................................................. --
Expense Example.................................................................................................................. --
Additional Investment Information About the TrendStar Small-Cap Fund .......................... --

WHO MANAGES OUR FUNDS___________________ --

The Investment Advisor........................................................................................................ --
The Fund Managers............................................................................................................... --

HOW TO BUY AND SELL SHARES_______________ --

How Shares Are Priced Each Day......................................................................................... --
How To Invest in the Funds.................................................................................................. --
How To Sell (Redeem) Your Shares...................................................................................... --

ADDITIONAL INFORMATION__________________ --

Dividends and Distributions.................................................................................................. --
Tax Considerations................................................................................................................ --
General Information.............................................................................................................. --

FOR MORE INFORMATION____________________ --

ABOUT OUR FUNDS

Investment Objectives

The TrendStar Small-Cap Fund, Mid-Cap Fund and American Endeavor Fund all seek to achieve long term growth of capital. Income is a secondary consideration for each Fund.

Principal Investment Strategies And Policies

The TrendStar Small-Cap Fund
This Fund normally invests at least 80% of its assets in common stocks of domestic companies with market capitalizations of less than $2 billion.

The TrendStar Mid-Cap Fund
This Fund normally invests at least 80% of its assets in common stocks of domestic companies with market capitalizations between $1.5 and $103 billion.

To choose securities in which the TrendStar Small-Cap and Mid-Cap Funds invest, the Funds’ management team researches and identifies long-term industry, demographic, technological and other trends that it believes are likely to generate superior company growth prospects. The team then identifies a universe of companies whichcompanies that it expects to benefit most from the identified long-term trends. The companies within this universe are analyzed using a "bottom-up" fundamental approach that emphasizes company and industry profit margin structure, management effectiveness and overall industry competitiveness. The management team makes its final selections by utilizing a valuation methodology that estimates individual stock value by considering a wide variety of factors, including but not limited to company profitability, rate of company growth and balance sheet quality.

The TrendStar American Endeavor Fund
This Fund normally invests at least 80% of its assets common stocks of U.S. companies without regard to market capitalizations.

The TrendStar American Endeavor Fund is designed to give investors the ability to gain exposure to international economic growth opportunities without being directly exposed to international stocks, and stock markets and to direct currency riskfluctuations. The Fund provides international growth exposure by normally investing at least 80% of its assets in common stocks of domestic companies that generate at least one-third (1/3rd) of their annual sales or net income from operations conducted outside the United States.

To choose securities in which the Fund will invest, the management team employs the same stock selection process as described above for the TrendStar Small-Cap and Mid-Cap Funds, with the additional requirement that selected companies satisfy the 1/3rd international sales or net income element. The requirement of a significant international operations exposure will generally lead the management team to purchase companies with larger market capitalizations (in excess of $3 billion). However, the Fund may purchase companies of any size without regard to market capitalization, so long as that company survives the team’s rigorous investment analysis.

All the Funds generally invest for the long term and will, under most conditions, stay at least 80% invested in common stocks. However, under abnormal market or economic conditions, the management team may adopt a temporary defensive investment position in the market with respect to one or more Funds. When such a position is assumed, cash reserves may be a significant percentage (up to 100%) of the affected Fund’s total net assets, and during times when a Fund holds a significant portion of its net assets in cash, the Fund will not be investing according to its investment objectives and the its performance may be negatively affected as a result.

Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds seek to invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects, such as low p/e (price-to-earnings)and p/s (price-to-sales) ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The TrendStar Funds seek to invest in both ‘growth" and "value" companies without favoring either investment approach.

Principal Investment Risks

Risks in General (All Funds)
You could lose money investing in the Funds. When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the applicable Fund(s). Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the multitude of factors affecting the prices of the securities in which the Funds invest on a day-to-day basis. Further, the management team may not accurately predict the direction of the market as a whole and/or may select stocks that under perform the market or their peers. As a result, their investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in any Fund.

Risks of Investing in Common Stocks (All Funds)
The Funds invest primarily in common stocks, which subjects each Fund and its shareholders to the risks associated with common stock investing. Those risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which a Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company’s share price maymight decline as a result of poor decisions made by management or lower demand for the company’s products or services, or for no readily apparent reason at all. In addition, a company’s share price may also decline if its earnings or revenues fall short of marketplace expectations.

There are overall stock market risks that may also affect the value of a Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of a Fund’s investments may decrease more than the stock markets in general.

Large-Size Company Risks (American Endeavor Fund Only)
Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size Company Risks (Mid-Cap & American Endeavor Funds)
Investing in medium-sized companies may involve greater risk than investing in larger companies. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile. Medium-sized company stocks may be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a medium-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Smaller Company Risk (Small-Cap & American Endeavor Funds)
Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

International Risks (American Endeavor Fund)
International investing poses additional risks such as currency fluctuation and political instability. Although the TrendStar American Endeavor Fund invests only in U.S. companies with international operations, which avoids the risk of direct foreign investment, the companies in which this Fund invests directly experience these risks in their day-to-day business operations.

Past Performance History

Because these are new Funds that do not yet have an operating history, a performance bar chart and table describing each Fund’s annual performance and comparing that performance to appropriate indices is not yet available.

Costs Of Investing In The Funds

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Funds.

Shareholder Fees: (fees paid directly from your investment)	Small-Cap	Mid-Cap	American Endeavor
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends And other Distributions	None	None	None
Redemption Fees[1]	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses: (expenses that are deducted from Fund assets)	Small-Cap	Mid-Cap	American Endeavor
Management Fees[2]	0.901.25%	0.901.25%	0.901.25%
Distribution & Servicing (12b-1) Fees[3]	0.00%	0.00%	0.00%
Other Expenses[4]	0.550%	0.550%	0.550%
Total Annual Fund Operating Expenses[5]	1.4075%	1.4075%	1.4075%
  The Custodian may charge a fee (currently $15) on amounts redeemed and sent to you by wire transfer
  Management fees are paid for investment advisory and portfolio management services to each Fund as provided by the Investment Advisor, TrendStar Advisors, LLC.
  Although the Trust's Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, the Plans have not been implemented and the Trust has no present intention of implementing the Plans. If the Board decides otherwise, you will be informed at least thirty days prior to its implementation. If the 12b-1 Plan is implemented in the future, you should be aware that if you hold your shares for a substantial period of time afterwards, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.
  Other Expenses include fees paid to each Fund’s transfer agent, administrator, and other service providers.
  Because these are new Funds, Other Expenses are based on estimated amounts for each Fund’s initial fiscal year and are good faith estimates. The Investment Advisor has voluntarily agreed to waive receipt of its fees and/or reimburse certain expenses of each Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to attempt to maintain each Fund’s Total Annual Fund Operating Expenses at a level not to exceed 1.40%. The Investment Advisor may terminate such actions at any time. In the event that the Investment Adviser does waive fees and/or reimburse expenses, the Funds have entered into an expense recapture agreement with the Investment Advisor which allows the Investment Advisor to recover such outlays for a period of not greater than three years, but only if such recoveries do not cause a Fund’s expense ratio to exceed 1.40%.

EXPENSE EXAMPLE

The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Shareholder Transaction Expenses

	One Year	Three Years
TrendStar Small-Cap Fund	$143	$443
TrendStar Mid-Cap Fund	$143	$443
TrendStar American Endeavor Fund	$143	$443
If you did not redeem your shares, your costs would be the same.

ADDITIONAL INFORMATION ABOUT THE TRENDSTAR SMALL-CAP FUND

The TrendStar Small-Cap Fund will likely be closed to new investors once the Fund obtains approximately $400 million in assets. Capping the Fund at this maximum asset level is an important element in the overall investment strategy for the Fund.

There are very real limits on how large a small-cap stock fund can grow before a change in strategy is forced upon the fund managers simply because the fund has grown too large to effectively maintain its small-cap mandate. As a fund grows in assets, additional shares of the fund’s existing portfolio holdings must be purchased to maintain desired exposure percentagesratios. At some point, the number of sharesamount of stock a fund must purchase in a particular company may grow to represent a significant percentage of that company’s total outstanding shares. Also the fund’s increased trading in a particular stock may become a significant percentage of the average daily trading volume of that stock. In order to avoid those consequences, at a certain point in the fund’s growth, the managers may have to change their investment strategies by, as an example:

  Increasing the number of different stocks within the fund. This may have the effect of diluting the best investment choices of the fund’s managers and reducing the overall return of the fund;
  Purchasing stocks based more on their trading liquidity than on their long-term appreciation potential. This may limit the size of investment opportunities for the fund, and again may result in a reduction in the fund’s overall return;
  Purchasing stocks of larger capitalization companies. This would cause the fund to deviate, perhaps significantly, from its primary investment mandate; and
  Purchasing additional shares of existing holdings that exhibit one or more of the traits described above. This would raise the relative exposure of the fund to a single stock and increase the fund’s risk profile.

The Fund’s management team is committed to avoiding the situations described above. Therefore, the Fund will be closed to new shareholders at a level that will allow the managers to maintain the Fund’s investment strategy without hindrance. Closing the Fund to new shareholders has the additional benefit of preventing new shareholders from increasing Fund assets to the detriment of shareholders who purchased the Fund early on with the expectation of fully realizing the maximum possible return on the Fund.

WHO MANAGES OUR FUNDS

The Investment Advisor

TrendStar Advisors, LLC (the "Advisor"), 7300 College Blvd., Suite 308, Overland Park, KS 66210, serves as Investment Advisor to each Fund under a written agreement with TrendStar Investment Trust. (the "Trust"). The shareholders of each Fund have approved the agreement. The Advisor is a newly formed Delaware limited liability company doing business and registered with the Securities and Exchange Commission ("SEC") as an investment advisor. Although the principals of the Advisor have extensive investment advisory experience, the Advisor has not previously operated as an investment advisory company.

The Advisor is responsible for the overall investment operations of each Fund; it provides investment advisory services to each Fund and is primarily responsible to the Board for the conduct of each Fund’s investment activities. The Advisor will prepare quarterly reports to the Board concerning the investment activities of each Fund (or more frequently if the Board requires). The Advisor is responsible for ensuring that each Fund is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

For its services to each Fund, the Advisor receives a fee from each Fund at an annual equivalent of 0.901.25%, calculated daily and paid monthly, based on the average daily net assets of each Fund. The Advisor may waive receipt of some or all of its fee from time to time, at its discretion, in order to help control Fund expenses. Any such waivers are entirely voluntary and my be halted at any time.

The Fund Managers

Mr. Thomas W. Laming founded the Advisor in August, 2003 and serves as its President and Chief Investment Officer. Mr. Laming is primarily responsible for the day-to-day activities of the Advisor and is the lead Portfolio Manager to each Fund. Prior to founding the Advisor, Mr. Laming served as Senior Vice President and Portfolio Manager with Kornitzer Capital Management, Inc., in Shawnee Mission, Kansas, joining that firm in January 1993. While at Kornitzer, Mr. Laming served as Chief Equity Strategist for the Buffalo Mutual Funds and was Co-Lead manager for all of the equity mutual funds at Buffalo, including the Buffalo Small Cap, Mid Cap, Large Cap, USA Global and Science & Technology funds. Previously, Mr. Laming served as a Senior Engineer at Martin Marietta in Denver, and served as a Staff Engineer with TRW at the Johnson Space Center in Houston and at TRW’s Space Park Facility in Redondo Beach. While an engineer, Mr. Laming’s work dealt primarily with spacecraft design. Mr. Laming a lso worked as a technology analyst with Waddell & Reed in Overland Park, Kansas. Mr. Laming is a Senior Member of the American Institute of Aeronautics and Astronautics and holds an MBA from Indiana University, a Master of Science in Aeronautics and Astronautics from the Massachusetts Institute of Technology and a Bachelor of Science, with highest distinction, in Physics from the University of Kansas.

Mr. James R. McBride is Vice President of the Advisor and the Co-Portfolio Manager for each Fund. Mr. McBride works closely with Mr. Laming to provide day-to-day investment management for the Funds. Mr. McBride was also previously employed by Kornitzer Capital Management, Inc. as a Vice President and research analyst from 2000 until he left to join the Advisor in August, 2003. Prior to joining Kornitzer Capital, Mr. McBride served in a number of increasingly responsible positions with Hewlett Packard and subsidiary companies of Hewlett Packard from 1989 through 2000. Mr. McBride earned a B.S. degree, with honors, in Mechanical Engineering from Wichita State University in 1983 and an M.B.A. in finance from Indiana University in 1989. Mr. McBride is also a graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers in 1986.

HOW TO BUY AND SELL SHARES

How Shares are Priced Each Day

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based upon the applicable Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value =	Total Net Assets – Liabilities
Number of Shares Outstanding
The NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's transfer agent, Unified Fund Services, Inc. (the "Transfer Agent"). Your order must be placed with the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. Each Fund’s investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Funds’ Board of DirectorsTrustees. A Fund may use an independent pricing service to determine market value.

How To Invest in the Funds

Each Fund offers only No-Load shares to the public. No-load Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund of your choice.

Your purchase of Fund shares is subject to the following minimum investment amounts:

TYPE OF ACCOUNT	MINIMUM INVESTMENT TO OPEN ACCOUNT	SUBSEQUENT INVESTMENTS
REGULAR	$2,000	$100
IRAs	$250	$100

AUTOMATIC INVESTMENT PLAN MEMBERS

TYPE OF ACCOUNT	MINIMUM INVESTMENT TO OPEN ACCOUNT	SUBSEQUENT INVESTMENTS
REGULAR	$2,000	$100 per month minimum
IRAs	$250	$100 per month minimum
All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons. If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the affected Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. Each Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

Your investment in the Fund(s) should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. Each Fund reserves the right to reject any purchase request that it regards as disruptive to its efficient management, which includes investors with a history of excessive trading. Each Fund also reserves the right to stop offering shares at any time.

Opening and Adding To Your Account
You can invest in the Funds by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Funds through an automatic payment plan. Any questions you may have can be answered by calling the Funds, toll free, at 1-888-747-4872 .

Purchases through Financial Services Organizations
You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, an d for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to The TrendStar Funds, and mail the form and check to:

via U.S. mail to:

The TrendStar Investment Trust.
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

or by overnight courier service to:

The TrendStar Investment Trust.
c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your Fund’s NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
To make an initial purchase of shares by wire transfer, take the following steps:

  Call 1-888-747-4872 to inform us that a wire is being sent.
  Obtain an account number from the Transfer Agent.
  Fill out, fax (___-___-____), then mail the Account Application to the Transfer Agent
  Ask your bank to wire funds to the account of:

Huntington National Bank
ABA # 044000024
For Credit TrendStar Investment Trust
Acct # 01892240352
FFC (Your Name, Your Account #)

Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan
You may purchase shares of the Funds through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Funds may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-888-747-4872 .

Telephone Purchases
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Funds may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Funds do not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Funds will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Funds shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Funds and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Funds and/or the Transfer Agent fail to follow such procedures, it/they may be liable for such losses.

Miscellaneous Purchase Information
Each Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers and dealers may, in turn, designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Fund(s) will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders received in such manner will be priced at the Funds’ Net Asset Value ("NAV") next computed after they are received by an authorized broker or the broker’s authorized designee.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

Distribution Fees

The Trust has adopted, but not yet implemented, a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for each Fund, pursuant to which each Fund would pay the Principal Underwriter a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of each Fund's average daily net assets. The Principal Underwriter may, in turn, pay such fees to third parties for eligible services provided by those parties to the Funds.

The Trust has not implemented the 12b-1 Plan and does not foresee doing so in the coming year. The Board adopted the Plan so that, if and when necessary, the Funds would have available sufficient resources to pay third parties who provide eligible services to the Funds.

If the 12b-1 Plan is implemented in the future, you should be aware that if you hold your shares for a substantial period of time afterwards, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
Redemption requests should be mailed via U.S. mail to:

The TrendStar Investment Trust.
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

or by overnight courier service to:

The TrendStar Investment Trust.
c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

  Your account number;
  The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
  The signatures of all account owners exactly as they are registered on the account;
  Any required signature guarantees; and
  Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

  if you change the ownership on your account;
  when you want the redemption proceeds sent to a different address than is registered on the account;
  if the proceeds are to be made payable to someone other than the account's owner(s);
  any redemption transmitted by federal wire transfer to your bank; and
  if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Funds from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
You may redeem your shares in the Funds by calling the Transfer Agent at 1-888-747-4872 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Funds or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean t hat you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Funds may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption At The Option Of The Funds
If the value of the shares in your account falls to less than $2,000, the Fund(s) may notify you that, unless your account is increased to an amount exceeding those minimums, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring your account up to the appropriate minimum before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below the minimum requirement as the result of market action. The Funds reserve this right because of the expense to the Funds of maintaining very small accounts.

Exchange Feature
You may exchange your shares of a Fund for the same share class of any other Fund without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund at each Fund’s respective closing NAV next determined after a request for exchange has been received and is a taxable transaction. You may direct the Funds to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Fund(s) to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange or buy/sell transactions may be deemed by the Funds to be an abusive practice that is not in the best interests of current shareholders of the Fund(s). Such a pattern may, at the discretion of the Funds, be limited by the Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Trust will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Funds or its other shareholders. The Board of TrusteesDirectors of the Funds reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

Systematic Withdrawal Plan
Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Funds have the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or is available by calling the Funds. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Company at 1-888-747-4872 or by writing to the Transfer Agent.

ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from each Fund’s net investment income. Net investment income will be distributed at least annually. Each Fund's net investment income is made up of dividends received from the stocks and other securities (if any) it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. A Funds may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) generally once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Funds. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

Each Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Funds during the following January.

Distributions by the Funds will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to the one or more appropriate indices.

According to the law of Delaware under which the Trust is organized, and the Trust’s Declaration of Trust and by-laws, the Funds are not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Funds will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Funds will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

The names "TrendStar" and "TrendStar Funds" are copyrighted trade names of the Advisor and are used by the Trust with the Advisor’s permission. The Trust may use such names indefinitely so long as the Advisor is employed by the Trust. However, the Advisor may withdraw permission to use such names at any time if it ceases to provide services to the Trust and/or Funds.

Protecting your personal information is a priority for the Funds and our privacy policy has been designed to support this objective. The Funds may collect non-public personal information from you in the following ways:

  From information provided by you on applications or other forms submitted to the Funds or to the Transfer Agent; and
  From information arising from your investment in the Funds.

The Funds utilize electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Funds authorize access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Funds do not disclose any non-public personal information about you, except as permitted or required by law. For example, the Funds have entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and the Funds may disclose information about you or information that you have provided to the Funds to the Adviser in connection with the Adviser’s responsibilities to the Funds.

The Board of Trustees of the Funds has approved a Code of Ethics (the "Code") for the Funds and Investment Advisor. The Trust’s Principal Underwriter has also adopted a Code of Ethics which governs its activities as an Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Codes. The Funds have filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by wri ting the SEC’s Public Reference Section, Washington, DC 20549-0102.

FOR MORE INFORMATION

Additional information about the Funds is available in the Funds’ Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI, dated October 10, 2003, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To receive information concerning the Funds, or to request a copy of the SAI or other documents relating to the Funds, please contact the Funds by calling toll free at 1-888-747-4872 , or:

via U.S. mail to:

The TrendStar Investment Trust.
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

or by overnight courier service to:

The TrendStar Investment Trust.
c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

A copy of your requested document(s) will be sent to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Funds is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Fund’s Investment Company Act File No. is:
811-21405

STATEMENT OF ADDITIONAL INFORMATION

Dated October 10, 2003

TRENDSTAR INVESTMENT TRUST
7300 College Blvd., Suite 308
Overland Park, KS 66210
Telephone: 1-888-747-4872
Website: www.TrendStarfunds.com

This Statement of Additional Information is not a prospectus. It is intended to supplement and should be read in conjunction with the Prospectus of The TrendStar Small-Cap Fund, The TrendStar Mid-Cap Fund and The TrendStar American Endeavor Fund (the Prospectus), dated October 10, 2003. You may obtain a copy of the Prospectus, free of charge, by writing to TrendStar Investment Trust, c/o Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204 by calling the Trust at 1-888-747-4872 , or by visiting the Trust’s website at www.TrendStarfunds.com.

THE FUNDS’ INVESTMENT POLICIES,
OBJECTIVES AND SECURITIES OPTIONS

Each Fund's investment objective and the manner in which each Fund pursues its investment objective is generally discussed in the Prospectus. This section provides information concerning each Fund's investment policies and strategies that are not a part of the Fund’s principal investment strategy, but may be employed from time to time to help enhance the overall return of a Fund. This section also describes securities in which a Fund may invest but which are not part of the Fund's primary investment strategies.

Each Fund is a diversified Fund, meaning that at least 75% of the Fund’s total assets will normally be invested in qualifying securities. Qualifying securities include cash and cash equivalents, other mutual funds, securities backed by the full faith and credit of the United States Government, and any other type of security that, at the time of purchase, comprised not more than 5% of the Fund’s total assets. Normally, each Fund will invest at least 80% of total assets in common stock of U.S. companies. The Funds may also invest in the securities listed below to a limited extent.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 20% of its assets in REITS.

FOREIGN SECURITIES. Each Fund may invest up to 10% of its total net assets in the common stock of foreign issuers including, but not limited to, foreign securities in the form of American Depository Receipts (ADRs). Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company, because foreign companies may not be subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the ri sks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability that could negatively affect the Fund.

PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred shares are generally payable at the discretion of the issuer's board of Trustees. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock and/or other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objectives and policies.

DEBT SECURITIES. Each Fund may invest in corporate and U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are primarily exposed to interest rate risk.

CREDIT RISK. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poors or any similar rating by any national credit rating service. However, this section will not apply to investments made pursuant to the Fund's policy on Special Situations under which the Fund may invest in corporate obligations without regard to credit rating, current yield, or public registration.

INTEREST RATE RISK. All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

MUTUAL FUNDS. Subject to restrictions set forth in the Investment Company Act of 1940, as amended (the "1940 Act") each Fund may invest in securities issued by other registered investment companies. As a shareholder of another registered investment company, each Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. Each Fund may invest a portion of its assets in repurchase agreements (Repos) with broker-dealers, banks, and other financial institutions; provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, a Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified price and time (as short as one day and as long as several weeks). The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Funds must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom a Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities servin g as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Funds will enter into Repos only with institutions and dealers considered creditworthy.

REPURCHASE AGREEMENT RISK. A repurchase agreement exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens, the Fund can lose money because it may not be able to sell the securities at the agreed-upon time and price or because the securities may lose value before they can be sold.

CASH RESERVES. Each Fund may hold a significant portion of its net assets in cash or cash equivalents, either to maintain liquidity or for temporary defensive purposes. Each Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. Government debt instruments, other money market funds, and repurchase agreements.

RESTRICTED AND ILLIQUID SECURITIES. The Funds will not invest more than 15% of their net assets in securities that the Advisor determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Funds will not invest in such securities in excess of the limits set forth above.

The Funds may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such good faith manner as the Trust’s Board of Trustees deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. Each Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the ag gregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. A Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, each Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, Each Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

OPTIONS.. The Funds may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Funds will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Funds may invest not more than 10% of their total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Funds may write (sell) stock or stock index optio ns only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Funds may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS.. To hedge against changes in securities prices or interest rates, the Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Funds may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

PORTFOLIO TURNOVER. The Funds will generally purchase and sell securities without regard to the length of time the security has been held. The Funds’ principal investment strategies typically do not generate high turnover rates, and each Fund anticipates that its portfolio turnover rates during its first fiscal year will not exceed 100%. However, there can be no assurance that a Fund will not exceed this rate, and Each Fund’s portfolio turnover rate may vary from year to year

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

FUNDAMENTAL & NON-FUNDAMENTAL
INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies and may be changed only with the approval of a majority of the outstanding voting securities of the Fund(s) as defined in the 1940 Act. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Fund(s) means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The following investment restrictions apply to all Funds. Each Fund will not:

  acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.
  under normal circumstances invest more that 25% of its assets in a single industry.
  borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing.
  underwrite the distribution of securities of other issuers.
  invest in companies for the purpose of management or the exercise of control.
  lend money (but this restriction shall not prevent the Funds from investing in debt securities or repurchase agreements, or lend its portfolio securities).
  issue senior securities.
  invest in oil, gas, or other mineral exploration or development programs; although each Fund may invest in marketable securities of companies engaged in oil, gas, or mineral exploration.
  purchase or sell real estate, real estate loans, or real estate limited partnerships; although each Fund may invest in marketable securities of companies that invest in real estate or interests in real estate.
  invest in commodities or commodities futures or options contracts.
  as to 75% of its total assets, purchase the securities of an issuer if as a result, more than 5% of the value of the Fund's assets (valued at time of purchase) would be invested in the securities of that issuer.

The Funds have also adopted the following non-fundamental restrictions that may be changed by the Board without shareholder approval. The Funds may not:

  Make margin purchases.
  Invest more than 15% of their net assets (valued at time of investment) in securities that are not readily marketable.
  Acquire securities of other investment companies except as permitted by the 1940 Act.
  Pledge, mortgage, or hypothecate their assets, except for temporary or emergency purposes and then to an extent not greater than 5% of their total assets (valued at the time of borrowing).

ADDITIONAL INFORMATION ABOUT
THE INVESTMENT ADVISORY AGREEMENT

Information on the Fund's investment adviser, TrendStar Advisors, LLC, 7300 College Blvd., Suite 308, Overland Park, KS 66210 (the Advisor), is set forth in the Prospectus. This section contains additional information concerning the Advisor and the advisory agreement between the Advisor and the Trust.

The Advisor manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Advisory Agreement has an initial term of two years. Thereafter, the Advisory Agreement may be continued from year to year so long as its continuance is approved at least annually at a meeting called for that purpose by the vote, cast in person, of a majority of the Trustees who are not interested persons of the Funds or the Advisor, and by a majority of the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Funds. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its investment advisory services to each Fund, the Trust pays to the Advisor, on the last day of each month, an annualized fee equal to 0.90% of average net assets of each Fund, such fee to be computed daily based upon the daily average net assets of each Fund.

The Advisor has voluntarily agreed to waive receipt of its fees and/or reimburse certain Fund expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to assist each Fund to maintain a Total Annual Operating Expense ratio of not greater than 1.40%. The Adviser may terminate its voluntary commitment at any time. The Funds have entered into an expense recapture agreement with the Adviser wherein the Adviser may recover such outlays made on a Fund’s behalf for a period of not more than three years after the expense was incurred. The Adviser may only avail itself of this recover if such recovery would not cause the affected Fund’s Total Annual Expense Ratio to exceed 1.40%. The Adviser has also paid all the organizational expenses of the Trust, and the expense recapture agreement further provides for the recovery of those expenses by the Adviser for a period of not greater than one year after the Trust commences investment operations, but only if such recovery would not cause the Funds’ Total Annual Expense Ratio to exceed 1.40%.

Board Considerations in Approving the Investment Advisory Agreement

In approving the investment advisory agreement between the Trust and TrendStar Advisors, LLC (the Advisor"), the Trustees considered a number of factors which they considered material to the Agreement. Firstly, the Board concluded that the staff and senior management of the Advisor were experienced industry professionals that would perform their functions in a capable manner. The primary portfolio managers were each experienced in managing similar funds in the past, and each had achieved an excellent reputation for their management skills. The Trustees examined the fees to be paid to the Advisor and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Trustees noted that the Advisor would serve as investment adviser not only to each of the Trust’s Fund’s, but was also planning to provide investment advisory services to separate accounts. Accordingly, the Trustees sought and received assur ances from the Advisor that excessive and improper fall-out benefits or ancillary benefits would not accrue to other Advisor clients as a result of the Advisor’s relationship with the Trust. The Trustees also received information adequate to assure them of the financial capabilities of the Advisor and that it would have adequate access to the books, records and transactions of the Funds to properly perform its duties. The Trustees did not assign any relative value to the factors it considered. Instead, they considered all such factors, taken as a whole.

INFORMATION ABOUT THE TRUSTEES
AND OFFICERS OF THE TRUST

The Board of Trustees (the "Board" or the "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day investment operations of the Funds are managed by the Advisor, subject to the review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

Interested Trustees
Name, Age & Address	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Other Trustee/ Directorships Held by Trustee
Thomas W. Laming* 7300 College Blvd., Suite 308 Overland Park, KS 66210 (08-11-1958)	Interested Trustee, President	Indefinite. Since September, 2003	President and Chief Investment Officer of TrendStar Advisors, LLC, Overland Park, KS, since August, 2003. Previously Senior Vice President and Portfolio Manager with Kornitzer Capital Management, Inc., in Shawnee Mission, Kansas, an investment advisory firm, from January 1993 to August 2003. Previously a Senior Engineer at Martin Marietta in Denver, Staff Engineer with TRW at the Johnson Space Center in Houston and at TRW’s Space Park Facility in Redondo Beach, and technology analyst with Waddell & Reed in Overland Park, Kansas. Senior Member of the American Institute of Aeronautics and Astronautics. M.B.A. from Indiana University, M.S. in Aeronautics and Astronautics from the Massachusetts Institute of Technology and a B.S., with highest distinction, in Physics from the University of Kansas.	3	None
James R. McBride* 7300 College Blvd., Suite 308 Overland Park, KS 66210 (05-25-1961)	Interested Trustee, Treasurer	Indefinite. Since September, 2003	Vice President & Co-Portfolio Manager, TrendStar Capital Mgmt, LLC, since August, 2003. Previously Vice President and research Analyst, Kornitzer Capital Management, Inc., from 2000 to 2003. Program Manager, Senior Analyst and various other management positions, Hewlett Packard, from 1989 to 2000. M.B.A in finance from Indiana University, B.S., with honors, in Mechanical Engineering, from Wichita State University	3	None
Disinterested (Independent) Trustees
Name, Age & Address	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Other Trustee/ Directorships Held by Trustee
Robert C. Klemkosky 7300 College Blvd., Suite 308 Overland Park, KS 66210 (11-05-1939)	Independent Trustee	Indefinite. Since September, 2003	Faculty member of Indiana University since 1976 and Fred T. Greene Professor of Finance at the Indiana University Kelley School of Business since 1982. Also currently serves as Chairperson of the Finance Department. Previously held positions in the corporate treasurer’s department of Dow Chemical Co. and credit analyst in corporate lending for the National Bank o Detroit. Has published over thirty articles relating to financial markets and research and has taught international financial related courses in France, Venezuela, Poland, the Czech Republic, Hungary, Finland, Russia, Slovenia and South Korea. Holds a B.A. and Ph.D. from Michigan State University and an M.B.A. from the University of Michigan	3	None
Terry Matlack 7300 College Blvd., Suite 308 Overland Park, KS 66210 (02-25-1956)	Independent Trustee	Indefinite. Since September, 2003	Partner, Kansas City Equity Partners, a small business investment company venture capital firm, since 2001. Previously President, GreenStreet Capital, Inc., a private equity investment firm, from 1998 to 2001, President, Ameritel Payphones, Inc, a consolidator of regional inmate telephone companies, from 1995 to 1997, Executive Vice-President and Director, W.K. Communications, Inc., a cellular communications company, from 1990 to 1995. Received a B.S. in Business Administration from Kansas State University, Manhattan, Kansas in 1978, an M.B.A. from the University of Kansas, Lawrence, Kansas, in 1982 and a Juris Doctorate from the University of Kansas School of Law in 1982.	3

Director, Enterprise Center of Johnson County, Lenexa, KS

Director, Kansas Venture Capital, Inc., Overland Park, KS

Director, Reserve Facilities Partners, LLC, Clearwater, KS

Managing Director, Tortoise Capital Advisors, Inc., Overland Park, KS

Director, freightPro, Inc., Overland Park, KS

Director, LICO, Inc., Kansas City, MO

Director, ACT Teleconferencing, Inc., Denver, CO (NASDAQ, ACTT)

P. Bradley Adams 7300 College Blvd., Suite 308 Overland Park, KS 66210 (08-05-1960)	Independent Trustee, Chairman	Indefinite. Since September, 2003	Currently a retired investor. Vice President of Finance and Operations, Chief Operating Officer and Director, Jones & Babson, Inc., Kansas City, MO, an investment company service provider, from 1984 to 2003. B.S. in Finance from University of Wyoming in 1983. M.B.A. from Rockhurst College, Kansas City, MO in 1987.	3	None
*Messrs. Laming and McBride are considered "Interested" Trustees of the Trust because of their affiliation with the Trust’s investment Advisor, TrendStar Advisors, LLC. Mr. Laming is further considered to be an "Interested" Trustee because as of September 30, 2003, he was the Trust’s controlling shareholder.

Audit Committee
The Board of Trustees has formed an Audit Committee to oversee the financial reporting of the Fund, nominate independent auditors to conduct audits of the Fund’s financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are: P. Bradley Adams, Terry Matlack and Robert C. Klemkosky. Since this is a new fund complex, the Audit Committee has not held any meetings.

Compensation
Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Because this is a new Fund complex, the Trust has not yet paid any compensation to its independent Trustees and does not anticipate paying any such compensation for its first fiscal year of operations.

Trustee Ownership of Fund Shares

As of September 30, 2003, the Trustees owned the following aggregate amounts of Fund shares:

Name of Trustee	Dollar Range of Fund Shares Held in Each Fund of the Trust	Aggregate Dollar Range in All Funds Overseen by Trustee in Trust
Thomas W. Laming	Small-Cap- $10,000 to $50,000 Mid-Cap- None American Endeavor- $10,000 to $50,000	Over $100,000
James R. McBride	None	None
P. Bradley Adams	None	None
Robert C. Klemkosky	None	None
Terry Matlack	None	None

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares

Mr. Thomas W. Laming intends to purchase sufficient shares of the Trust to qualify the Funds for public offering in accordance with law, and will at that time be deemed to control each Fund. As a controlling shareholder of the Trust, Mr. Laming will have the voting power to individually elect trustees and approve various material contracts, policies and procedures relating to the Trust.

INFORMATION ABOUT
PERFORMANCE CALCULATIONS

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)[n] = ERV

Where:	P = a hypothetical initial investment of $1000
T = average annual total return
n = number of years
ERV = ending redeemable value of shares at the end of the period

From time to time the Funds also quote "Average Annual Total Return (After Taxes on Distributions)" for specified time periods of 1, 5 and 10 year intervals.

Average Annual Total Return (After Taxes on Distributions) is computed as follows:

P(1+T)[n] = ATVD

Where:	P = a hypothetical initial investment of $1000
T = average annual total return (after taxes on distributions)
n = number of years
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10 year period at the end of the 1-, 5- or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.
Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of a Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

Yield =2[(A – B/CD + 1)[6]-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

ADDITIONAL INFORMATION ABOUT
PURCHASING AND REDEEMING SHARES

Purchases and redemptions of each Fund's shares will be made at net asset value (NAV). Each Fund's NAV is determined on days on which the New York Stock Exchange (NYSE) is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges or in the over-the-counter market in which transaction prices are reported are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available (and any other assets) are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

Each Fund is open for business on each day that the NYSE is open. Each Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern Time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and then dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Funds generally do not charge sales or redemption fees, the NAV is the offering price for shares of each Fund.

ADDITIONAL TAX INFORMATION

Each Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, each Fund must, among other qualifications, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a RIC and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Each Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Funds will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

INFORMATION ABOUT
PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker-dealer's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's spread, the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided by the broker-dealer.

The Advisor may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or mark-up or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor may feel that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of a Fund with orders placed on behalf of another advisory client, including a partnership or private account where principals and employees of the Advisor have an interest, for the purpose of obtaining a more favorable transaction price. If an aggregated trade is not completely filled, then the Advisor allocates the trade among the Fund and its other advisory clients, as applicable, on a pro rata basis or such other allocation method that, in the opinion of the Advisor, will result in fairness to all participants. Exemptions to trade allocation policies are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the Fund and any other accounts involved. Since a Fund's objectives will differ at times from those of other advisory clients, the Fund may not participate in certain aggregated trades or may purchase or sell securities not owned by other advisory clients.

Personal Trading by the Portfolio Managers and Other Insiders

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and the Advisor have adopted Codes of Ethics restricting personal securities trading by certain persons who are affiliated with the Trust and/or the Advisor. These Codes are on public file and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by these persons in securities held or to be acquired by a Fund, under certain circumstances, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

INFORMATION ABOUT THE
TRUST’S CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (the Custodian) serves as custodian of the cash and securities of each Fund. The Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Funds, the purchase and sale of securities, or the payment of distributions to shareholders.

INFORMATION ABOUT THE
TRUST’S TRANSFER AGENT

Unified Fund Services, Inc. (the "Transfer Agent"), 431 N. Pennsylvania Street, Indianapolis, IN 46204, serves as the Trust’s transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the aggregate average net assets of the Funds, as determined by valuations made as of the close of each business day of the month. Each Fund is charged its pro rata share of such expenses.

INFORMATION ABOUT THE
TRUST’S ADMINISTRATOR

The Transfer Agent also performs certain administrative tasks administrator for the Funds pursuant to a written agreement with the Trust. The Transfer Agent also supervises all aspects of the operations of the Funds except those reserved by the Funds’ investment adviser under its advisory agreement with the Trust. The Transfer Agent is responsible for:

  calculating each Fund's net asset value;
  preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940; 3) preparing financial statements contained in reports to stockholders of the; Fund preparing reports and filings with the Securities and Exchange Commission;
  preparing filings with state Blue Sky authorities; and (g) maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. Each Fund bears its pro rata share of such expenses.

INFORMATION ABOUT THE
TRUST’S PRINCIPAL UNDERWRITER

Unified Financial Securities, Inc. (the "Underwriter"), 431 N. Pennsylvania Street, Indianapolis, IN 46204, acts as the principal underwriter of the Funds’ shares pursuant to a written agreement with the Trust ("Distribution Agreement") The Underwriter is a wholly-owned subsidiary company of the Transfer Agent.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Funds’ shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, the Underwriter is not paid an annual fee. Its services are provided as part of the overall package of services provided by the Transfer Agent. The Underwriter may retain certain underwriting concessions from the sale of Fund shares. Each Fund bears its pro rata share of such expenses.

The Underwriter offers shares of the Funds only upon orders received therefor. The Trust continuously offers shares of each Fund.

INFORMATION ABOUT THE
TRUST’S INDEPENDENT ACCOUNTANTS

McCurdy & Associates CPA’s, Inc., 27955 Clemens Road, Westlake, OH 44145, has been chosen to serve as the Trust's independent auditors for its first fiscal year and to perform an audit of the Trust’s initial financial statements and seed capital investments.

INFORMATION ABOUT THE
TRUST’S LEGAL COUNSEL

David Jones & Assoc., P.C., 395 Sawdust Road, # 2148, The Woodlands, TX 77380, has passed on certain matters relating to the Trust and serves as legal counsel to the Trust.

GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Delaware law on July 23, 2003 and operates as an open-end management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series ("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular Fund, the Trustees shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the Funds of the Trust will vote together and not separately on a Fund -by- Fund or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund or class affected by the matter. A Fund or class is affected by a matter unless it is clear that the interests of each Fund or class in the matter are substantially identical or that the matter does not affect any interest of the Fund or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of a Fund would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular Fund or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Other Expenses. Each Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a partic ular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of a majority of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Administrator or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular Fund or class. Matters affecting an individual Fund include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Delaware law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Reporting to Shareholders. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Funds will be audited by independent accountants. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to the Trust at 431 N. Pennsylvania Street, Indianapolis, IN 46204,or calling toll free at 1-888-747-4872 .

Codes of Ethics. The Board of Trustees of the Trust has approved Codes of Ethics (the Codes) for the Trust and Advisor. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Trust's Code. Copies of each Code have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the Codes can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the T rust at 431 N. Pennsylvania Street, Indianapolis, IN 46204,or calling toll free at 1-888-747-4872 .

Privacy Policy. The Board of Trustees of the Trust has approved a privacy policy governing the types of information that may be disclosed about your account and the parties to whom, and the conditions under which, such disclosures may be made. Protecting your personal information is a top priority for the Trust and the Trust’s privacy policy has been designed to support this objective. The Funds may collect non-public personal information from you in the following ways:

  From information provided by you on applications or other forms submitted to a Fund or to the Transfer Agent; and
  From information arising from your investment in the Fund(s).

The Trust utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, each Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with Fairholme Capital Management, LLCthe Advisor to provide investment advisory, administrative, and other services to the Fund, and a Fund may disclose non-public information about you or information that you have provided to the Fund to the Adviseer in connection with the Advisoer’s responsibilities to the Fund. A copy of the Trust’s Privacy Policy will be delivered to you along with confirmation of your initial investment in the Fund(s) and at least annually thereafter. A copy will also be sent to you, free of charge, at your request by writing to the Trust at 431 N. Pennsylvania Street, Indianapolis, IN 46204,, or calling toll free at 1-888-747-4872 .

Proxy Voting Procedures. The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating o securities held by the Funds. Records of the Funds proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 6110, Indianapolis, IN 4620 6-6110, or calling toll free at 1-888-747-4872. A copy of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix 1.

FINANCIAL STATEMENTS

SIRIUS INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 22, 2003

	Sirius Small-Cap Fund	Sirius American Endeavor Fund	Sirius Mid-Cap Fund
ASSETS
Total Assets	$ 50,000	$ 50,000	$ 0
Cash in Bank	$ 50,000	$ 50,000	$ 0

LIABILITIES	$ 0	$ 0	$ 0
Total Liabilities	$ 0	$ 0	$ 0

NET ASSETS	$ 50,000	$ 50,000	$ 0

NET ASSETS CONSIST OF
Capital Paid In	$ 50,000	$ 50,000	$ 0

OUTSTANDING SHARES	5,000	5,000	0

NET ASSET VALUE PER SHARE	$ 10	$ 10	$ 10

OFFERING PRICE PER SHARE	$ 10	$ 10	$ 10

See accompanying notes which are
an integral part of this financial statement

SIRIUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
September 22, 2003

1. ORGANIZATION
The Sirius Small-Cap Fund, the Sirius American Endeavor Fund, and the Sirius Mid-Cap Fund (the "Funds") were each organized as separate series of the Sirius Investment Trust (the "Trust"). The Trust is an open-end investment company established as a statutory business trust under the laws of Delaware by an Agreement and Declaration of Trust datedon July 23, 2003 and operating pursuant to an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only Fund series currently authorized by the Trustees.

The primary investment objective of the Sirius Small-Cap Fund, the Sirius American Endeavor Fund, and the Sirius Mid-Cap Fund is long term growth of capital. Income is a secondary consideration for each Fund.

The Funds use an independent custodian and transfer agent. No transactions other than those relating to organizational matters, the sale of 5,000 shares of the Sirius Small-Cap Fund, and the sale of 5,000 shares of the Sirius American Endeavor Fund have taken place to date.

2. RELATED PARTY TRANSACTIONS
As of September 22, 2003, all of the outstanding shares of the Funds were owned by Thomas W. Laming. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Mr. Laming is President of the Trust and a Trustee, and is the controlling shareholder of Sirius Capital Management, LLC.

Sirius Capital Management, LLC is the Iinvestment Aadviser of the Funds. Under the management agreement, the Investment Aadviser receives an annual investment management fee of 0.90% of the average daily net assets of each Fund. The Investment Advisor has voluntarily agreed to waive receipt of its fees and/or reimburse certain expenses of each Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to attempt to maintain each Fund’s Total Annual Operating Expenses at a level not to exceed 1.40%. The Investment Advisor may terminate such actions at any time. In the event that the Investment Advisor does waive fees and/or reimburse expenses, the Funds have entered into an expense recapture agreement with the Investment Advisor which allows the Investment Advisor to recover such outlays for a period of not greater than three years, but only if such recoveries do not cause a Fund’s expense ratio to exceed 1.40%.

Certain trustees and officers of the Sirius Investment Trust are also directors and officers of Sirius Capital Management, LLC.

3. DISTRIBUTION FEES
The Trust has adopted, but not yet implemented, a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for each Fund, pursuant to which each Fund would pay the Principal Underwriter a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of each Fund’s average daily net assets. The Principal Underwriter may, in turn, pay such fees to third parties for eligible services provided by those parties to the Funds.

SIRIUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
September 22, 2003

3. DISTRIBUTION FEES (CONT’D)
The Trust has not implemented the 12b-1 Plan and does not foresee doing so in the coming year. The Board adopted the Plan so that, if and when necessary, the Funds would have available sufficient resources to pay third parties who provide eligible services to the Funds.

4. CAPITAL STOCK AND DISTRIBUTION
At September 22, 2003 paid in capital amounted to $50,000 for the Sirius Small-Cap Fund and $50,000 for the Sirius American Endeavor Fund. Transactions in capital stock were as follows:

	Sirius Small-Cap Fund	Sirius American Endeavor Fund	Sirius Mid-Cap Fund
Shares Sold	5,000	5,000	0
Shares Redeemed	0	0	0
Net Increase	5,000	5,000	0
Shares Outstanding	5,000	5,000	0
5. OTHER
Expenses incurred in connection with the organization of the Funds and initial offering of shares will be paid by Sirius Capital Management, LLC. The Funds have entered into an expense recapture agreement with the Investment Advisor to recover such outlays for a period of not greater than one year, but only if such recoveries do not cause a Fund’s expense ratio to exceed 1.40%.

6. FEDERAL INCOME TAXES
The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

APPENDIX 1

PROXY VOTING POLICY
of
TRENDSTAR INVESTMENT TRUST

PREFACE

TrendStar Investment Trust (the "Trust") is registered with the Securities and Exchange Commission ( the Commission") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is a series company, meaning that it can offer an indefinite number of series of Trust shares (each such series a "Fund" and together the "Funds"). The Trust currently offers shares of three Funds, but may offer shares of additional Funds in the future. This policy will address itself to the Trust’s existing Funds and any future Funds that may be offered by the Trust.

The Trust’s affairs are generally managed by its Board of Trustees (the "Board"). Among its obligations to the Trust’s shareholders, the Board is responsible for voting all proxies related to securities held in each Fund’s investment portfolio. The Board, consistent with its fiduciary duties and pursuant to applicable rules and regulations promulgated under the 1940 Act, has designed this proxy voting policy (the "Policy") to reflect its commitment to vote all proxies in a manner consistent with the best interests of the Trust’s shareholders. The Board or its designated agent(s), consistent with their duty of care, will monitor corporate actions for those securities issuers who have called upon their shareholders to vote proxies or attend shareholder meetings for the purpose of voting upon issues. Consistent with its duty of loyalty, The Board or its designated agent(s) will, in all cases, vote such proxies in a manner designed to promote shareholders’ best interests.

KEY PROXY VOTING ISSUES

1. General Policies

All proxy solicitations shall be reviewed on an issuer-by-issuer basis, and each item for which a vote is sought shall be considered in the context of the company under review and the various economic impacts such item may have on the Fund’s stated investment objectives. The Board or its designated agent(s) will give great weight to the views of the issuer’s management, and in most cases will vote in favor of management’s recommendations unless it is apparent, after reasonable inquiry, that to vote in accordance with management recommendations would likely have a negative impact on the Trust’s shareholder value. In such cases, the Board or its designated agent(s) will engage in an independent analysis of the impact that the proposed action will have on shareholder values and will vote such items in accordance with their good faith conclusions as to the course of action that will best benefit the Trust’s shareholders.

2. Boards of Directors

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. The Trust believes that directors should act in the long-term interests of their shareholders and the company as a whole. Generally, when called upon by an issuer to vote for one or more directors, the Board or its designated agent(s) will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. The Board or its designated agent(s) will consider the following factors in deciding how to vote proxies relating to director elections:

In re-electing incumbent directors, the long-term performance of the company relative to its peers shall be the key factor in whether the Board or its designated agent(s) votes to re-elect the director(s). The Board or its designated agent(s) will not vote to re-elect a director if the company has had consistently poor performance relative to its peers in the industry, unless the director(s) has/have taken or is/are attempting to take tangible steps to improve the company’s performance.

  Whether the slate of director nominees promotes a majority of independent directors on the full board – The Board believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.
  A director nominee’s attendance at less than 75% of required meetings – frequent non-attendance at board meetings will be grounds for voting against re-election.
  Existence of any prior SEC violations and/or other criminal offenses – The Board will not vote in favor of a director nominee who, to the Board or its designated agent(s) actual knowledge, is the subject of SEC or other criminal enforcement actions.

The Board believes that it is in the shareholders’ best interests to have knowledgeable and experienced directors serving on a company’s board. To this end, The Board believes that companies should be allowed to establish director compensation packages that are designed to attract and retain such directors. When called upon to vote for director compensation proposals, the Board or its designated agent(s) will consider whether such proposals are reasonable in relation to the company’s performance and resources, and are designed to attract qualified personnel yet do not overburden the company or result in a "windfall" to the directors. The Board or its designated agent(s) will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to directors, The Board or its designated agent(s) will vote against any proposal that benefits directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an item-by-item basis.

3. Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon to vote on such items, the Board or its designated agent(s) shall consider, without limitation, the following factors:

i. Corporate Defenses. Although the Board or its designated agent(s) will review each proposal on a case-by-case basis, the Board or its designated agent(s) will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. The Board or its designated agent(s) will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining how to vote on these types of proposals, the Board or its designated agent(s) will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii. Capital Structure. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, the Board or its designated agent(s) will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. The Board or its designated agent(s) will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv. Executive Compensation. The Board believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. The Board also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, the Board or its designated agent(s) will vote in favor of proposals that provide challenging performance objectives to company executives and which serve to motivate executives to better performance. The Board or its designated agent(s) will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

The Board or its designated agent(s) will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v. Independent Auditors. The engagement, retention and termination of a company’s independent auditors must be approved by the company’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors’ fees. In reliance on the audit committee’s recommendation, The Board or its designated agent(s) generally will vote to ratify the employment or retention of a company’s independent auditors unless the Board or its designated agent(s) is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company’s financial position.

4. Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon to vote on such items, the Board or its designated agent(s) will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, the Board or its designated agent(s) will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

5. Social and Environmental Issues

When called upon to vote on items relating to social and environmental issues, the Board or its designated agent(s) will consider the following factors:

  Whether the proposal creates a stated position that could negatively affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;
  The percentage of assets of the company that will be devoted to implementing the proposal;
  Whether the issue is more properly dealt with through other means, such as through governmental action;
  Whether the company has already dealt with the issue in some other appropriate way; and
  What other companies have done in response to the issue.

While the Board generally supports shareholder proposals that seek to create good corporate citizenship, the Board or its designated agent(s) will vote against proposals that would tie up a large percentage of the assets of the company. The Board believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. The Board or its designated agent(s) will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. The Board or its designated agent(s) will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

PROXY VOTING PROCEDURES
of
TRENDSTAR INVESTMENT TRUST

1. The Proxy Voting Officer

The Board hereby designates the President and Treasurer of the Trust as the persons responsible for voting all proxies relating to securities held in the Fund’s accounts (the "Proxy Voting Officers"). Either person may act on behalf of the Board, and there shall be no requirement that both Proxy Voting Officers vote together. The Proxy Voting Officers may divide or determine responsibility for acting under this Policy in any manner they see fit. The Proxy Voting Officers shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on a pending matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund’s shareholders to cast a particular vote in a manner that is contrary to this Policy, the Proxy Officer shall submit a request for a waiver to the Board stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present such summary to the Board along with other reports required in Section 3 below.

2. Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Board all proxy solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund’s shareholders on one hand, and those of a Trustee, Officer, Adviser, Sub-Adviser (if any), Principal Underwriter or any of its affiliated persons/entities (each, an "Affiliated Entity"). Conflict of interest transactions include, but are not limited to, situations where:

an Affiliated Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer’s management or the soliciting shareholder(s);
an Affiliated Entity provides brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;
an Affiliated Entity has a personal or business relationship with a candidate for directorship; or
an Affiliated Entity manages a pension plan or administers an employee benefit plan of the issuer, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the Affiliated Entity whose interests in the transaction are believed to be contrary to the interests of the Fund, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3. Report to the Board of Trustees

The Proxy Voting Officer shall compile and present to the Board an annual report of all proxy solicitations received by the Fund, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast his/her vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how eac h conflict was resolved.

4. Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, the Trust shall, not later than July 31 of each year, submit a complete record of its proxy voting record to be filed with the Securities and Exchange Commission for the twelve month period ending June 30th of such year on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through the Trust’s website. The Trust’s website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. The Trust shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

5. Record Keeping

In connection with this Policy, the Proxy Voting Officer shall maintain a record of the following:

  copies all proxy solicitations received by the Fund, including a brief summary of the name of the issuer, the exchange ticker symbol, the CUSIP number, and the shareholder meeting date;
  a reconciliation of the proxy solicitations received and number of shares held by the Fund in the soliciting issuer;
  the analysis undertaken to ensure that the vote cast is consistent with this Policy;
  copies, if any, of any waiver request submitted to the Board along with the Board’s final determination relating thereto;
  copies, if any, of all documents submitted to the Board relating to conflict of interest situations along with the Board’s final determinations relating thereto;
  copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;
  copies of all votes cast;
  copies of all quarterly summaries presented to the Board; and
  copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by the Trust pursuant to applicable rules and regulations promulgated under the 1940 Act.

PART C

OTHER INFORMATION

ITEM 23. FINANCIAL STATEMENTS AND EXHIBITS

(a) Agreement & Declaration of Trust—

  Form of Certificate of Trust of Sirius Investment Trust, dated July 23, 2003, is filed herein as Exhibit 23A(1).
  Form of Agreement and Declaration of Trust of Registrant- Previously filed as Exhibit 23A to Form N-1A on July 21, 2003 and incorporated herein by reference.
  Form of Certificate of Amendment to Certificate of Trust of Registrant, dated October 2, 2003, is filed herein as Exhibit 23A(3).

(b) By-Laws-- Previously filed as Exhibit 23B to Form N-1A on July 21, 2003 and incorporated herein by reference.

(c) Instruments Defining Rights of Security Holders-- Reference is made to the Trust’s Agreement & Declaration of Trust, previously filed as Exhibit 23A to Form N-1A on July 21, 2003 an incorporated by reference herein.

(d) Investment Advisory Contracts--

  Form of Investment Advisory Agreement between Registrant & TrendStar Advisors, LLC (previously Sirius Capital Management, LLC)- Previously filed as Exhibit 23D(1) to Pre-Effective Amendment # 1 to Form N-1A on September 3, 2003 and incorporated herein by reference.

(e) Underwriting Contracts—Form of Distribution Agreement between Registrant and Unified Financial Securities, Inc.- Previously filed as Exhibit 23E to Pre-Effective Amendment # 2 to Form N-1A on September 24, 2003 and incorporated herein by reference.

(f) Bonus or Profit Sharing Contracts-- None

(g) Custodian Agreements-- Form of Custody Agreement between Registrant and Huntington National Bank- Previously filed as Exhibit 23G to Pre-Effective Amendment # 2 to Form N-1A on September 24, 2003 and incorporated herein by reference.

(h) Other Material Contracts---

  Form of Transfer Agency, Fund Accounting and Fund Administration Agreement between Registrant and Unified Fund Services, Inc.- Previously filed as Exhibit 23H(1) to Pre-Effective Amendment # 2 to Form N-1A on September 24, 2003 and incorporated herein by reference.
  Form of Limited Power of Attorney of Thomas P. Laming, James R. Mc Bride, P. Bradley Adams, Robert C. Klemkosky and Terry Matlack appointing David D. Jones as Power of Attorney- Previously filed as Exhibit 23H(2) to Pre-Effective Amendment # 2 to Form N-1A on September 24, 2003 and incorporated herein by reference.
  Form of Expense Recovery Agreement between Registrant and TrendStar Advisors, LLC is filed herein as Exhibit 23H(3)

(i) Legal Opinion & Consent--- Legal Opinion and Consent of David Jones & Assoc., P.C.- Previously filed as Exhibit 23I to Pre-Effective Amendment # 2 to Form N-1A on September 24, 2003 and incorporated herein by reference.

(j) Other Opinions-- Consent of McCurdy & Associates CPA’s, Inc. is filed herein as Exhibit 23J

(k) Omitted Financial Statements-- None

(l) Initial Capital Agreements-- Form of Subscription Agreement between Registrant and Thomas W. Laming- Previously filed as Exhibit 23L to Pre-Effective Amendment # 2 to Form N-1A on September 24, 2003 and incorporated herein by reference.

(m) Rule 12b-1 Plan-- Previously filed as Exhibit 23M to Pre-Effective Amendment # 1 of Form N-1A on September 3, 2003 and incorporated herein by reference

(n) Rule 18f-3 Plan-- None

(o) Reserved-- Not Applicable

(p) Codes Of Ethics-- Form of Code of Ethics of Registrant and TrendStar Advisors, LLC- Previously filed as Exhibit 23P to Pre-Effective Amendment # 2 to Form N-1A on September 24, 2003 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION

(a) General. The Trust’s Agreement and Declaration of Trust and By-Laws provide that to the fullest extent permitted by Delaware and federal statutory and decisional law, as amended or interpreted, no Trustee or officer of the Trust shall be personally liable to the Trust or the holders of shares for money damages for breach of fiduciary duty as a Trustee and each Trustee and officer shall be indemnified by the Trust; provided, however, that nothing herein shall be deemed to protect any Trustee or officer against any liability to the Trust or the holders of shares to which such Trustee or officer would otherwise be subject by reason of breach of the Trustee's or officer's duty of loyalty to the Trust or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the Trustee derived any improper personal benefit.

The By-Laws of the Trust provide that the Trust shall indemnify to the fullest extent required or permitted under Delaware law or the 1940 Act, as either may be amended from time to time, any individual who is a Trustee or officer of the Trust and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a Proceeding) against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such Trustee or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Delaware law or the 1940 Act.

(b) Disabling Conduct. No Trustee or officer shall be protected against any liability to the Trust or its shareholders if such Trustee or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as Disabling Conduct).

(c) Standard of Conduct. The Trust may not indemnify any Trustee if it is proved that: (1) the act or omission of the Trustee was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the Trustee actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the Trustee had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Delaware law unless authorized for a specific proceeding after a determination has been made, in accordance with Delaware law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. A Trustee or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the Trustee or officer in connection with the Proceeding. In addition, under Delaware law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The Trust may pay any reasonable expenses so incurred by any Trustee or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under law. Such advance payment of expenses shall be made only upon the undertaking by such Trustee or officer to repay the advance unless it is ultimately determined that such Trustee or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the Trustee or officer to be indemnified provides a security for his undertaking; (2) the Trust shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of Trustees who are neither interested persons of the Trust, as defined in Section 2 (a)(19) of the 1940 Act, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. To the fullest extent permitted by law and the 1940 Act, the Trust may purchase and maintain insurance on behalf of any officer or Trustee of the Trust, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Trust would have the power to indemnify him or her against such liability.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See the Prospectus, generally and the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisor to the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisor currently also serves as investment advisor to the Quaker Investment Trust, a registered open-end management investment company.

ITEM 27. PRINCIPAL UNDERWRITER

Unified Financial Securities, Inc. (the "Underwriter"), 431 N. Pennsylvania Street, Indianapolis, IN 46204, is underwriter and distributor for Registrant. As such, the Underwriter offers shares of the Funds only upon orders received therefor. The Trust continuously offers shares.

(a) Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:

Access Variable Insurance Trust
AmeriPrime Advisors Trust
AmeriPrime Funds
CCMI Funds
The Forester Funds
The Julius Baer Investment Funds
Lindbergh Funds
The Milestone Funds
Runkel Funds
The Sparrow Funds
Tanaka Funds
Unified Series Trust

(b)

Name & Principal Business Address	Positions & Offices with the Underwriter	Positions and Offices with the Trust
Stephen D. Highsmith, Jr.	President & Secretary	None
Lynn E. Wood	Chief Compliance Officer	None
Thomas G. Napurano	Chief Financial Officer	None
(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All account books and records not normally held by the Custodian to the Registrant, are held by the Registrant, in the offices of Unified Fund Services, Inc., Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Investment Advisor to the Registrant, TrendStar Advisors, LLC.

ITEM 29. MANAGEMENT SERVICES

The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Unified Fund Services, Inc. are discussed in Part B hereof.

ITEM 30. UNDERTAKINGS

Registrant undertakes to file an amendment to its registration statement to include certified financial statements disclosing the initial capital received before accepting subscriptions from more than 25 persons if Registrant intends to raise its initial capital under Section 14(a)(3) [15 U.S.C. 80a-14(a)(3)]. The Registrant further undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Pre-Effective Amendment # 2 to Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in The Woodlands, Texas on the 7th day of October, 2003.

TRENDSTAR INVESTMENT TRUST

/s/ Thomas W. Laming* By: THOMAS W. LAMING President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
/s/ Thomas W. Laming* THOMAS W. LAMING, TRUSTEE, PRESIDENT	October 7, 2003

/s/ James McBride* JAMES MCBRIDE, TRUSTEE, TREASURER	October 7, 2003

/s/ P. Bradley Adams* P. BRADLEY ADAMS, TRUSTEE	October 7, 2003

/s/ Robert C. Klemkosky* ROBERT C. KLEMKOSKY, TRUSTEE	October 7, 2003

/s/ Terry Matlack * TERRY MATLACK, TRUSTEE	October 7, 2003
* By David D. Jones, Esq., pursuant to Limited Power of Attorney.

Exhibit Index

Exhibit 23A(1)- Form of Certificate of Trust of Sirius Investment Trust

Exhibit 23A(3)- Form of Certificate of Amendment of Certificate of Trust

Exhibit 23H(3)- Form of Expense Recovery Agreement between Registrant and TrendStar Advisors, LLC (formerly Sirius Capital Management, LLC)

Exhibit 23J- Consent of McCurdy & Associates CPA’s, Inc.